Shareholder Report, Average Annual Return (Details) 199990_Abbey Capital Multi Asset Fund_Class A_TSR Annual {Class A}		12 Months Ended	60 Months Ended	101 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Class A (with sales charge)1
Average Annual Return, Percent	[1]	18.34%	6.86%	10.16%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Class A (without sales charge)1
Average Annual Return, Percent	[1]	25.55%	8.13%	10.94%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent		20.38%	12.79%	15.32%

[1]
1	The inception date of Class A Shares of the Fund was February 16, 2022 and the inception date of the Fund was April 11, 2018. Class A Shares performance prior to its inception on February 16, 2022 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio.